Contingencies and Commitments (Details) - Schedule of estimated dates of the respective legal contingencies $ in Millions	Dec. 31, 2022 CLP ($)
Contingencies and Commitments (Details) - Schedule of estimated dates of the respective legal contingencies [Line Items]
Legal contingencies	$ 1,790
2023 [Member]
Contingencies and Commitments (Details) - Schedule of estimated dates of the respective legal contingencies [Line Items]
Legal contingencies	286
2024 [Member]
Contingencies and Commitments (Details) - Schedule of estimated dates of the respective legal contingencies [Line Items]
Legal contingencies	1,504
2025 [Member]
Contingencies and Commitments (Details) - Schedule of estimated dates of the respective legal contingencies [Line Items]
Legal contingencies
2026 [Member]
Contingencies and Commitments (Details) - Schedule of estimated dates of the respective legal contingencies [Line Items]
Legal contingencies